Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Intangible Assets

Software
RMB
Cost:
Balance at January 1, 2019	37,314
Additions	624
Transferred from construction in progress	6,447
Disposals	(591)

Balance at December 31, 2019	43,794

Additions	1,489
Transferred from construction in progress	6,319
Disposals	(748)

Balance at December 31, 2020	50,854

Accumulated amortization and impairment:
Balance at January 1, 2019	(23,153)
Amortization charge for the year	(4,844)
Written back on disposals	552

Balance at December 31, 2019	(27,445)

Amortization charge for the year	(5,556)
Written back on disposals	655

Balance at December 31, 2020	(32,346)

Net book value at December 31, 2020	18,508

Net book value at December 31, 2019	16,349